SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF ANTI-DILUTIVE SECURITIES

The following number of stock options and warrants were excluded from the calculation of diluted loss per share because their effect would have been anti-dilutive for the periods presented (share data):

	Weighted average
	Three months ended		Nine months ended
	September 30		September 30
	2024	2023	2024	2023
Outstanding stock options	2,487,849	2,034,562	2,408,456	1,955,182
Warrants	4,048,188	3,090,787	3,409,921	3,090,787

The following number of stock options and warrants were excluded from the calculation of diluted loss per share because their effect would have been anti-dilutive for the periods presented (share data):

	For the year ended December 31,
	2023	2022
Outstanding stock options	1,979,196	1,600,830
Warrants	3,090,787	3,090,787

SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE MEASUREMENT

The following financial assets are measured and recorded at fair value on the Company’s consolidated balance sheet as of December 31, 2022. As of December 31, 2023, there were no such assets on the Company’s consolidated balance sheet.

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Marketable securities	$16,806,009	$-	$16,806,009	$-
Total	$16,806,009	$-	$16,806,009	$-